Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Asset Retirement Obligations [Line Items]
Beginning balance	$ 467,737	$ 618,200
Additional obligations recognized	28,655	1,484
Changes in estimated abandonment timing and costs	85,022	74,235
Obligations settled	(28,525)	(14,278)
Accretion	43,552	35,318
Changes in discount rates	439,849	(276,673)
Foreign exchange	(35,736)	29,451
Ending balance	$ 1,000,554	$ 467,737